Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
9.	Long-Term Debt

This consists of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2016	December 31, 2017
Xingang Shipping Ltd. / Joanna Maritime Ltd.	(a)	1,103,915	-
Pantelis Shipping Corp.	(b)	4,840,000	4,440,000
Noumea Shipping Ltd.	(c)	6,360,000	5,640,000
Eirini Shipping Ltd. / Areti Shipping Ltd.	(d)	11,600,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd. / Joanna Maritime Ltd.	(e)	13,120,000	7,900,000
Kamsarmax One Shipping Ltd	(f)	13,333,000	12,399,000
Ultra One Shipping Ltd.	(g)	-	10,383,271
Gregos Shipping Ltd.	(h)	-	4,550,000
Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Athens Shipping Ltd.	(i)	-	17,500,000
		50,356,915	74,412,271
Less: Current portion		(5,697,915)	(12,862,000)
Long-term portion		(44,659,000)	(61,550,271)
Deferred charges, current portion		148,697	338,472
Deferred charges, long-term portion		292,024	491,883
Debt discount, current portion		-	353,000
Debt discount, long-term portion		-	883,112
Long-term debt, current portion net of deferred charges and debt discount		5,549,218	12,170,528
Long-term debt, long-term portion net of deferred charges and debt discount		44,366,976	60,175,276

Loan from related party
Euroseas Ltd.	(j)	2,000,000	-

None
of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2018	12,862,000
2019	23,434,972
2020	14,851,327
2021	14,601,000
2022	934,000
Thereafter	7,728,972
Total	74,412,271

(a)
On
September 30, 2016,
the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six
remaining consecutive quarterly instalments of
$75,000
each (being
$450,000
in aggregate) to be payable together with the balloon payment of
$653,915
in
one
bullet payment of
$1,103,915
in
November, 2017.
The asset coverage ratio was reduced from
130%
to
75%
until the maturity of this agreement. A cash sweep mechanism was put into place until the entire deferred amount was repaid. The loan was fully repaid in
May 2017.

(b)	On
September 30, 2016,
the Company signed a Supplemental Agreement with HSBC Bank Plc to defer the six
remaining consecutive quarterly instalments of
$280,000
each (being
$1,680,000
in aggregate) until (a)
29
September 2017 (
being the initial final repayment date together with the balloon payment of
$3,160,000
in
one
bullet payment of
$4,840,000
) or (b) to extend the final repayment date of the deferred amount and the balloon payment until
29
December 2018
if Euroseas agrees with the current lender of M/V “Evridiki G” (being Credit Agricole) or any other bank the extension of the repayment date of her balloon instalment at least until her current charter matures in the first
quarter of
2018,
which was finally agreed. In this case, the outstanding amount of
$4,840,000
will be paid in
four
quarterly instalments, the
first
two
instalments of
$280,000
each, the
third
instalment in the amount of
$560,000
and the
fourth
instalment of
$3,720,000
comprised by
$560,000
and the balloon payment. The
first
instalment will be paid in
March 2018
and the following instalments at quarterly intervals thereafter and the last one
in
December 2018.
The asset coverage ratio was reduced from
130%
to
75%
until
December 31, 2017.
A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of
$300,000
(corresponding to the minimum cash balance requirement) is to be pledged in the cash collateral account of the owner of M/V "Eirini P" / M/V "Tasos" or of Euroseas as corporate guarantor. For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the M/V “Eirini P” / M/V “Tasos” loan agreement (see (d) below). A prepayment of
$0.4
million was also made within
2017
for the loan of Pantelis Shipping Corp. This prepayment was deducted from balloon repayment of the vessel’s loan after an agreement between Euroseas and HSBC Bank Plc.

(c)	On
December 22, 2016,
the supplemental agreement with Noumea Shipping Ltd., owner of M/V “Evridiki G” was signed in order to refinance the final quarterly instalment of
$720,000
and the balloon payment of
$6,360,000
originally due in
December 2016.
The borrower and the lender agreed to amend the repayment profile in respect of the loan of which
$7,080,000
remained outstanding as of the date of the supplemental agreement and to extend the final maturity date to
January 2018.
The loan will be repaid with
three
repayments of
$720,000
each, due in
December 2016,
in
July 2017
and in
January 2018
together with the balloon payment of
$4,920,000
due in
January 2018.
The security cover ratio covenant has been waived until
November 15, 2017,
when it was restored to
110%.
The loan was refinanced in
February 2018 (
see Note
20
-(a)).

(d)	On
September 30, 2016,
the Company signed a Supplemental Agreement with HSBC Bank Plc. The outstanding balance of the “Eirini Loan” of
$12,850,000
prior to the closing of the Supplemental Agreement was reduced to
$11,600,000
via prepayment of the cash collateral of
$1,250,000
(which was effected after the signing of the Supplemental Agreement). In addition, seven
principal instalments of
$350,000
each, from
June 2016
to
December 2017
were deferred. Repayment of the loan will resume in
March 2018
and the outstanding balance of
$11,600,000
will be repaid in
two
quarterly instalments of
$350,000
each,
four
of
$725,000
each plus a balloon payment of
$8,000,000
due in
May 2019.
The asset coverage ratio was reduced from
130%
to
75%
until
December 31, 2017.
A cash sweep mechanism was put into place until the entire deferred amount is repaid. A cash collateral amount of
$600,000
(corresponding to the minimum cash balance requirement) is to be pledged in the cash collateral account of the owner of M/V “Eirini P” / M/V “Tasos” or of Euroseas as corporate guarantor. For the avoidance of doubt the aforementioned, cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the loan agreement of Pantelis Shipping Corp. M/V “Eleni P” was sold on
January 26, 2017
and the proceeds from the sale were contributed to the Company during
2017
and were used to partly pay for the acquisition of M/V “Tasos”. HSBC Bank Plc agreed to the sale of M/V “Eleni P” and the substitution of such vessel with M/V “Tasos” as collateral for the loan.

(e)	On
February 12, 2016,
the Company signed and drew a term loan facility with Eurobank Ergasias S.A in order to refinance all of its existing facilities with the bank. This is a
$14,500,000
loan drawn by Saf-Concord Shipping Ltd, Eternity Shipping Company, Allendale Investments S.A., Manolis Shipping Limited, Alterwall Business Inc., Aggeliki Shipping Ltd and Jonathan John Shipping Ltd. (which was cross-collateralized as per supplemental agreement dated
September 27, 2016
replacing Eternity Shipping Company, the owner of M/V “Captain Costas” that was sold in
2016
) as Borrowers. The loan is payable in
twelve
equal consecutive quarterly instalments of
$460,000
each, with a balloon payment of
$8,980,000
to be paid together with the last instalment in
February 2019.
The interest was based on LIBOR plus a margin of
6.00%.
The loan is secured with the following: (i)
first
priority mortgages over M/V “Monica P”, M/V “Captain Costas” replaced by M/V “Aegean Express” after her sale, M/V “Kuo Hsuing”, M/V “Manolis P”, M/V “Ninos”, M/V “Aggeliki P”, (ii)
first
assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company, and (iv) a
$2,800,000
cash collateral deposit pledged in favor of the bank. The Company paid loan arrangement fees of
$247,500
for this loan. In
August 2017,
the Company applied
$1
million from the pledged amount against the loan and prepaid an amount of
$540,000
deducted from the balloon payment and made a prepayment of
$460,000
that referred to the installment of the
fourth
quarter of
2017.
In
November 2017,
the Company agreed with the lender to release M/V “Monica P.” from the mortgage and substitute it with M/V “Joanna”. In connection with this substitution, the Company prepaid an amount of
$460,000
referring to the installment due in the
first
quarter of
2018
and another
$280,000
deducted from the balloon payment. In
December 2017,
M/V “Aggeliki P.” was sold for scrap. An amount of
$2,100,000
from the sale of the vessel was prepaid, from which an amount of
$1,840,000
was applied against the final
four
instalments and an amount of
$260,000
was deducted from the balloon payment of the loan.. After all the above prepayment, the balloon payment was reduced to
$7.9
million with the repayment of the loan resuming in
February 2019.

(f)	On
February 17, 2016,
the Company signed a term loan facility with Nord LB and on
February 25, 2016
a loan of
$13,800,000
was drawn by Kamsarmax One Shipping Ltd. to partly finance the purchase of M/V “Xenia”. The loan is to be repaid in fourteen
consecutive equal semi-annual installments of
$467,000
plus a balloon amount of
$7,262,000.
The margin of the loan is
2.95%
above LIBOR. The loan is secured with (i)
first
priority mortgages over M/V “Xenia”, (ii)
first
assignment of earnings and insurance of M/V “Xenia”, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fees of
$187,335
for this loan.

(g)	On
March 20, 2015,
the Company signed a term loan facility with HSH Nordbank AG of up to the lesser of
$19.00
million or
62.5%
of the market value of Hull
No
DY
160
(named “Alexandros P.” upon its delivery to partly finance the construction cost. A commitment fee of
0.9%
per annum was payable until the loan was drawn. On
April 28, 2016
and on
October 27, 2016,
the Company signed a supplemental loan agreement to the term loan facility signed on
March 20, 2015
extending the allowed drawdown period until
October 31, 2016
and subsequently until
January 31, 2017
to account for delays in the construction of the Hull DY
160,
and reducing the maximum loan amount to
55%
of the market value of the vessel at delivery. On
January 25, 2017,
the Company drew
$10,862,500
from HSH Nordbank AG secured by its newly acquired vessel M/V “Alexandros P” (ex-Hull DY
160
). The loan is payable in
thirteen
equal consecutive quarterly instalments of
$159,743
each, with a balloon payment of
$8,785,841
to be paid together with the last instalment in
April 2020.
The interest rate margin is
3.00%
over LIBOR. The loan is secured with (i)
first
priority mortgage over M/V "Alexandros P.", (ii)
first
assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$95,000
and commitment fees of
$440,483
for this loan.

(h)	On
June 15, 2017,
the Company signed a term loan facility with Credit Agricole and on
June 19, 2017
a loan of
$4,750,000
was drawn by Gregos Shipping Ltd. to partly finance the purchase of M/V “EM Astoria”. The loan is payable in twenty
or
sixteen
consecutive equal quarterly installments of
$100,000
plus a balloon amount of
$2,750,000
or
$3,150,000
(the debt repayment schedule shown in the previous table assumes repayment in sixteen
quarters). The margin of the loan is
2.65%
above LIBOR. The loan is secured with (i)
first
priority mortgages over M/V “EM Astoria”, (ii)
first
assignment of earnings and insurance of M/V “EM Astoria”, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Company paid loan arrangement fee of
$50,000
for this loan. The Company has also entered into a profit sharing agreement with Credit Agricole whereby it will share with the bank
35%
of the excess of the fair market value of the vessel over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company has recognized a participation liability of amount
$1,297,100,
presented in "Vessel profit participation liability" in the accompanying “Consolidated balance sheets” as of
December 31, 2017,
with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service will be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank.

(i)	On
February 27, 2018,
Credit Agricole refinanced the loan of Noumea Shipping Ltd., owner of M/V “Evridiki G”, (see Note
9
-(c) and Note
20
-(a)). Under this refinancing agreement, Gregos Shipping Ltd., provided a Corporate Guarantee secured by second
ranking mortgage and
second
ranking assignment of earnings of the M/V “EM Astoria”. Additionally, Noumea Shipping Ltd. provided a Corporate Guarantee secured by second
ranking mortgage and
second
ranking assignment of earnings and insurances on the M/V “Evridiki G” to secure M/V “EM Astoria” existing loan with Credit Agricole indebtedness.

(j)	On
October 19, 2017,
the Company signed a term loan facility with Eurobank Ergasias S.A for an amount of
$17,500,000.
The loan was used to partially finance the acquisition of M/V “EM Athens”, M/V “EM Oinousses”, M/V “EM Corfu” and M/V “Akinada Bridge”.
”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on
December 21,
2017.The
loan is payable in
five
consecutive equal quarterly installments of
$500,000
followed by
eleven
consecutive equal quarterly installments of
$800,000
followed by a balloon payment of
$6,200,000.
The loan bears interest at LIBOR plus a margin of
4.5%.
The loan is secured with (i)
first
priority mortgages over M/V “EM Athens”, M/V “EM Oinousses”, M/V “EM Corfu” and M/V “Akinada Bridge”, (ii)
first
assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of
$137,638
within
2017
and another
$54,862
within
2018
for this loan.

(k)	On
November 29, 2016,
Euroseas signed an agreement with Colby Trading Ltd, a company affiliated with its CEO, to draw a
$2
million loan to finance working capital needs. Interest on the loan is payable quarterly, and there are no
principal repayments until
January 2018
when the loan matures. The Company
may
elect to capitalize the interest to the outstanding principal amount. Under certain limited circumstances, the Company can pay principal and interest in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company repaid this loan, earlier than scheduled, on
February 28, 2017
along with
$50,556
interest.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts ranging from
75%
to
130%
), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$5,605,740
and
$8,548,452
as of
December 31, 2016
and
2017,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2017,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2015,
2016
and
2017
amounted to
$1,336,345,
$1,918,673
and
$2,988,806,
respectively. Capitalized interest for the years ended
December 31, 2015,
2016
and
2017
and amounted to
$697,048,
$497,813
and
$123,697
respectively.